UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.0%	Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)(b)	USD	255	$75,862

Airlines - 0.6%	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13		900	823,500
	Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18		125	89,930
	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12		456	350,785
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20		385	219,628
	UAL Corp., 4.50%, 6/30/21 (c)		535	211,325

				1,695,168

Auto Components - 1.9%	Allison Transmission, Inc., 11%, 11/01/15 (b)		1,160	904,800
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		1,725	1,155,750
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		2,150	2,090,875
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		957	930,682
	Lear Corp., 8.75%, 12/01/16		645	167,700

				5,249,807

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		1,095	930,750

Building Products - 0.7%	Momentive Performance Materials, Inc., 11.50%, 12/01/16		1,165	273,775
	Ply Gem Industries, Inc., 11.75%, 6/15/13		2,655	1,699,200

				1,972,975

Capital Markets - 0.7%	E*Trade Financial Corp., 8%, 6/15/11		400	268,000
	E*Trade Financial Corp., 12.50%, 11/30/17 (a)(b)		2,380	1,576,750

				1,844,750

Chemicals - 1.9%	American Pacific Corp., 9%, 2/01/15		1,300	1,134,250
	Innophos, Inc., 8.875%, 8/15/14		1,185	1,063,537
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,845	1,125,450
	Terra Capital, Inc. Series B, 7%, 2/01/17		320	299,200
	Wellman Holdings, Inc. Second Lien Subordinate Note, 10%, 1/29/19 (b)(c)		1,385	1,385,000
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (c)		421	210,500

				5,217,937

Commercial Services & Supplies - 3.6%	Scientific Games International, Inc., 9.25%, 6/15/19 (b)		830	807,175
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)		1,000	815,000
	Waste Services, Inc., 9.50%, 4/15/14		4,425	4,115,250
	West Corp., 9.50%, 10/15/14		1,000	900,000
	West Corp., 11%, 10/15/16		4,220	3,587,000

				10,224,425

Construction & Engineering - 0.8%	Dycom Industries, Inc., 8.125%, 10/15/15		2,625	2,231,250

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13	USD	3,370	$2,182,075
	Texas Industries, Inc., 7.25%, 7/15/13		1,160	997,600

				3,179,675

Containers & Packaging - 5.6%	Berry Plastics Holding Corp., 4.504%, 9/15/14 (d)		2,530	1,657,150
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,890	2,658,547
	Graphic Packaging International Corp., 8.50%, 8/15/11	USD	1,825	1,806,750
	Graphic Packaging International Corp., 9.50%, 8/15/13		1,525	1,425,875
	Impress Holdings BV, 4.256%, 9/15/13 (b)(d)		620	534,750
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,500,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	610	797,684
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)	USD	2,020	676,700
	Pregis Corp., 12.375%, 10/15/13		1,765	1,120,775
	Rock-Tenn Co., 8.20%, 8/15/11		2,950	3,020,062
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)		1,480	481,000

				15,679,293

Diversified Consumer Services - 1.4%	Service Corp. International, 7%, 6/15/17		4,425	4,037,812

Diversified Financial Services - 6.2%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		770	760,375
	Bank of America Corp., 5.65%, 5/01/18		1,200	1,073,862
	FCE Bank Plc, 7.125%, 1/16/12	EUR	4,250	5,107,018
	FCE Bank Plc, 7.125%, 1/15/13		1,150	1,300,611
	FCE Bank Plc Series JD, 2.538%, 9/30/09 (d)		400	545,691
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)	USD	310	244,900
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		300	256,183
	Ford Motor Credit Co. LLC, 8%, 12/15/16		270	216,821
	GMAC LLC, 7.25%, 3/02/11 (b)		569	512,100
	GMAC LLC, 6.875%, 9/15/11 (b)		800	716,000
	GMAC LLC, 6.75%, 12/01/14 (b)		2,170	1,811,950
	GMAC LLC, 2.868%, 12/01/14 (b)(d)		1,322	991,500
	GMAC LLC, 8%, 11/01/31 (b)		2,370	1,777,500
	General Motors Acceptance Corp. of Canada Ltd., 6%, 5/25/10	CAD	400	319,601
	Leucadia National Corp., 8.125%, 9/15/15	USD	2,000	1,775,000

				17,409,112

Diversified Telecommunication Services - 5.9%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,530	1,147,500

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Cincinnati Bell, Inc., 7.25%, 7/15/13	USD	355	$336,362
	Frontier Communications Corp., 8.25%, 5/01/14		570	557,175
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		2,120	2,120,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		2,990	2,750,800
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)		995	1,001,219
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		2,715	2,497,800
	Qwest Corp., 3.879%, 6/15/13 (d)		2,150	1,929,625
	Qwest Corp., 7.625%, 6/15/15		850	813,875
	Qwest Corp., 8.375%, 5/01/16 (b)		600	589,500
	Windstream Corp., 8.125%, 8/01/13		2,790	2,744,663

				16,488,519

Electric Utilities - 1.6%	Edison Mission Energy, 7.50%, 6/15/13		1,105	930,962
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,530	1,231,650
	Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		2,805	2,270,213

				4,432,825

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12		92	85,790

Electronic Equipment, Instruments& Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16		835	467,600

Energy Equipment & Services - 0.8%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		305	279,075
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		470	413,600
	North American Energy Partners, Inc., 8.75%, 12/01/11		550	459,250
	Transocean, Inc. Series A, 1.625%, 12/15/37 (c)		1,150	1,083,875

				2,235,800

Food & Staples Retailing - 0.6%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,225	735,000
	Rite Aid Corp., 7.50%, 3/01/17		1,350	1,059,750

				1,794,750

Food Products - 0.4%	JBS USA LLC, 11.625%, 5/01/14 (b)		600	576,000
	Tyson Foods, Inc., 10.50%, 3/01/14 (b)		555	588,300

				1,164,300

Health Care Equipment & Supplies - 2.9%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)		1,500	577,500
	DJO Finance LLC, 10.875%, 11/15/14		7,500	6,150,000
	DJO Finance LLC, 11.75%, 11/15/14		130	89,050
	DJO Finance LLC, 11.75%, 11/15/14		1,900	1,320,500

				8,137,050

Health Care Providers & Services - 0.9%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		275	271,906
	Tenet Healthcare Corp., 9%, 5/01/15 (b)		1,602	1,634,040

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Tenet Healthcare Corp., 10%, 5/01/18 (b)	USD	662	$691,790

				2,597,736

Hotels, Restaurants & Leisure - 6.4%	American Real Estate Partners LP, 7.125%, 2/15/13		4,430	3,787,650
	Galaxy Entertainment Finance Co. Ltd., 7.323%, 12/15/10 (b)(d)		425	378,250
	Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (b)		850	705,500
	Gaylord Entertainment Co., 8%, 11/15/13		945	778,444
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)		2,345	2,122,225
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		832	58,240
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		545	363,787
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		2,034	1,357,695
	Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10 (e)(f)		2,450	575,750
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)		1,855	802,287
	MGM Mirage, 10.375%, 5/15/14 (b)		700	721,000
	MGM Mirage, 11.125%, 11/15/17 (b)		1,220	1,277,950
	Penn National Gaming, Inc., 6.875%, 12/01/11		2,950	2,861,500
	San Pasqual Casino, 8%, 9/15/13 (b)		1,525	1,250,500
	Scientific Games Corp., 0.75%, 12/01/24 (c)(g)		420	404,775
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)		490	284,200
	Travelport LLC, 5.293%, 9/01/14 (d)		210	105,000
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		475	2,375
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)		1,435	150,675

				17,987,803

Household Durables - 1.1%	American Greetings Corp., 7.375%, 6/01/16		1,525	960,750
	Beazer Homes USA, 8.375%, 4/15/12		880	475,200
	Jarden Corp., 8%, 5/01/16		400	387,000
	KB Home, 6.375%, 8/15/11		295	283,200
	Toll Brothers Finance Corp., 8.91%, 10/15/17		1,026	1,028,235

				3,134,385

IT Services - 1.5%	Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)		2,020	1,467,025
	First Data Corp., 11.25%, 3/31/16 (b)		3,680	1,987,200
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		850	822,375

				4,276,600

Independent Power Producers & Energy Traders - 3.5%	The AES Corp., 8.75%, 5/15/13 (b)		1,210	1,231,175
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (b)		1,440	1,369,800
	Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		5,512	2,841,563
	NRG Energy, Inc., 7.25%, 2/01/14		2,325	2,226,187
	NRG Energy, Inc., 7.375%, 2/01/16		1,575	1,482,469
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (a)		1,584	619,736

				9,770,930

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (b)	USD	3,750	$1,668,750
	Sequa Corp., 13.50%, 12/01/15 (a)(b)		5,247	1,698,830

				3,367,580

Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (b)		2,500	1,862,500
	USI Holdings Corp., 4.758%, 11/15/14 (b)(d)		1,000	547,500

				2,410,000

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8%, 9/15/16 (b)		250	250,625

Machinery - 1.2%	AGY Holding Corp., 11%, 11/15/14		1,890	1,351,350
	Accuride Corp., 8.50%, 2/01/15		820	241,900
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		885	959,212
	RBS Global, Inc., 9.50%, 8/01/14 (b)		324	270,540
	RBS Global, Inc., 8.875%, 9/01/16		725	525,625

				3,348,627

Marine - 0.8%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		1,270	776,288
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		691	528,615
	Teekay Shipping Corp., 8.875%, 7/15/11		1,000	987,500

				2,292,403

Media - 11.4%	Affinion Group, Inc., 10.125%, 10/15/13		2,065	1,941,100
	CCO Holdings LLC, 8.75%, 11/15/13 (e)(f)		780	713,700
	CMP Susquehanna Corp., 4.753%, 5/15/14 (b)		236	4,720
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		580	577,100
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		340	339,150
	Cablevision Systems Corp. Series B, 8%, 4/15/12		700	687,750
	Catalina Marketing Corp., 10.50%, 10/01/15 (a)(b)		4,000	3,360,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		735	727,650
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (b)(e)(f)		880	836,000
	DIRECTV Holdings LLC, 8.375%, 3/15/13		400	403,000
	EchoStar DBS Corp., 6.375%, 10/01/11		400	386,500
	EchoStar DBS Corp., 7%, 10/01/13		140	132,300
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (d)		510	308,550
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		620	461,900
	Intelsat Corp., 9.25%, 6/15/16 (b)		1,640	1,574,400
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (b)		390	382,200
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (c)		605	556,600
	Liberty Media Corp., 3.125%, 3/30/23 (c)		1,616	1,375,620
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,052	284,040
	Mediacom LLC, 9.50%, 1/15/13		2,025	1,933,875
	Network Communications, Inc., 10.75%, 12/01/13		35	7,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (b)		140	138,600
	Nielsen Finance LLC, 10%, 8/01/14		2,685	2,557,462

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Nielsen Finance LLC, 11.50%, 5/01/16 (b)	USD	800	$760,000
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		2,432	2,508,000
	Salem Communications Corp., 7.75%, 12/15/10		3,825	1,147,500
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		6,400	4,992,000
	Time Warner Cable, Inc., 8.25%, 4/01/19		500	560,160
	UPC Holding B.V., 9.875%, 4/15/18 (b)		800	772,000
	Virgin Media, Inc., 6.50%, 11/15/16 (c)(b)		1,770	1,369,538
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)		350	349,563

				32,147,978

Metals & Mining - 4.7%	Aleris International, Inc., 9%, 12/15/14 (a)(e)(f)		1,495	14,950
	Aleris International, Inc., 10%, 12/15/16 (e)(f)		1,300	4,875
	Anglo American Capital Plc, 9.375%, 4/08/19 (b)		540	574,063
	FMG Finance Property Ltd., 10%, 9/01/13 (b)		790	703,100
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		1,910	1,695,125
	Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,866,500
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)		1,410	1,269,000
	Novelis, Inc., 7.25%, 2/15/15		2,975	1,956,062
	Ryerson, Inc., 8.403%, 11/01/14 (d)		600	330,750
	Ryerson, Inc., 12%, 11/01/15		400	270,000
	Steel Dynamics, Inc., 7.375%, 11/01/12		680	625,600
	Teck Resources Ltd., 10.25%, 5/15/16 (b)		445	450,562
	Teck Resources Ltd., 10.75%, 5/15/19 (b)		1,720	1,769,450
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		950	826,500

				13,356,537

Multiline Retail - 1.1%	Dollar General Corp., 10.625%, 7/15/15		710	750,825
	Macy’s Retail Holdings, Inc., 5.875%, 1/15/13		710	640,558
	Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		1,900	1,599,108
	Saks, Inc., 7.50%, 12/01/13 (c)(b)		95	92,625

				3,083,116

Oil, Gas & Consumable Fuels - 8.7%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		1,880	1,673,200
	Berry Petroleum Co., 8.25%, 11/01/16		750	626,250
	Chesapeake Energy Corp., 9.50%, 2/15/15		785	775,187
	Chesapeake Energy Corp., 7.25%, 12/15/18		1,525	1,273,375
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		1,200	696,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		2,390	1,195,000
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		1,965	1,247,775
	EXCO Resources, Inc., 7.25%, 1/15/11		4,150	3,714,250
	Encore Acquisition Co., 6.25%, 4/15/14		3,000	2,557,500
	Forest Oil Corp., 7.25%, 6/15/19		3,370	2,898,200
	Massey Energy Co., 3.25%, 8/01/15 (c)		1,875	1,249,219
	OPTI Canada, Inc., 8.25%, 12/15/14		2,530	1,745,700
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)		835	855,875
	PetroHawk Energy Corp., 7.875%, 6/01/15		695	644,612
	Range Resources Corp., 8%, 5/15/19		600	591,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		555	449,550

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	SandRidge Energy, Inc., 8.625%, 4/01/15 (a)	USD	475	$404,937
	SandRidge Energy, Inc., 9.875%, 5/15/16 (b)		800	762,000
	SandRidge Energy, Inc., 8%, 6/01/18 (b)		1,475	1,246,375

				24,606,006

Paper & Forest Products - 3.6%	Abitibi-Consolidated, Inc., 4.82%, 6/15/11 (d)(e)(f)		1,205	114,475
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)(b)		1,566	428,608
	Georgia-Pacific Corp., 8.125%, 5/15/11		225	226,125
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,359,075
	International Paper Co., 9.375%, 5/15/19		775	780,110
	Louisiana-Pacific Corp., 13%, 3/15/17 (b)		100	1,070,000
	NewPage Corp., 10%, 5/01/12		3,930	2,200,800
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		1,315	765,987
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		500	459,840
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (d)		420	226,800
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		2,275	1,353,625

				9,985,445

Personal Products - 0.4%	Chattem, Inc., 7%, 3/01/14		1,255	1,192,250

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)		2,105	1,515,600
	Elan Finance Plc, 8.875%, 12/01/13		140	120,400

				1,636,000

Real Estate Investment Trusts (REITs) - 0.3%	FelCor Lodging LP, 8.50%, 6/01/11		190	162,450
	HCP, Inc., 5.65%, 12/15/13		660	589,915

				752,365

Real Estate Management & Development - 1.5%	Forest City Enterprises, Inc., 7.625%, 6/01/15		4,400	2,420,000
	Realogy Corp., 10.50%, 4/15/14		2,475	909,562
	Realogy Corp., 12.375%, 4/15/15		3,084	771,000

				4,100,562

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (c)		475	481,531

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)		1,800	1,134,000

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(b)(d)		612	71,360

Specialty Retail - 2.7%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		520	358,800
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)(d)		2,610	2,153,250
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,900	1,638,750
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (g)		1,570	879,200
	Michaels Stores, Inc., 10%, 11/01/14		790	568,800
	Michaels Stores, Inc., 11.375%, 11/01/16		1,360	741,200
	United Auto Group, Inc., 7.75%, 12/15/16		1,675	1,289,750

				7,629,750

Textiles, Apparel & Luxury Goods - 1.6%	Levi Strauss & Co., 8.875%, 4/01/16		2,925	2,749,500
	Quiksilver, Inc., 6.875%, 4/15/15		2,600	1,729,000

				4,478,500

Thrifts & Mortgage Finance - 0.8%	Residential Capital Corp., 8.375%, 6/30/10		2,915	2,259,125

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Wireless Telecommunication Services - 6.4%	Cricket Communications, Inc., 9.375%, 11/01/14	USD	1,850	$1,840,750
	Cricket Communications, Inc., 10%, 7/15/15 (b)		1,320	1,333,200
	Crown Castle International Corp., 9%, 1/15/15		335	338,350
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		2,020	1,616,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		2,987	2,270,120
	FiberTower Corp., 9%, 11/15/12 (c)		1,055	436,506
	iPCS, Inc., 3.153%, 5/01/13 (d)		1,200	993,000
	Leap Wireless International, Inc., 4.50%, 7/15/14 (c)(b)		350	276,500
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,285	3,297,319
	NII Holdings, Inc., 2.75%, 8/15/25 (c)		990	914,513
	Nextel Communications, Inc. Series D, 7.375%, 8/01/15		600	475,500
	Nextel Communications, Inc. Series E, 6.875%, 10/31/13		480	399,600
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)		365	299,300
	Sprint Capital Corp., 7.625%, 1/30/11		3,470	3,426,625

				17,917,283

	Total Corporate Bonds - 99.2%			278,823,946

	Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 2.0%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.699%, 6/15/35 (d)		2,640	2,508,000
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (b)		3,205	3,124,875

	Total U.S. Non-Government Agency Mortgage-Backed Securities - 2.0%			5,632,875

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposit, 3.22%, 3/26/14		27	15,475
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319%, 3/26/14		458	262,862

				278,337

Auto Components - 1.5%	Allison Transmission, Inc. Term Loan, 3.07% - 3.08%, 8/07/14		2,116	1,631,660
	Dana Holding Corp. Term Advance, 6.50% - 7.25%, 1/31/15		2,889	1,366,158
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)		3,424	1,109,802
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)		356	115,550

				4,223,170

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.32% - 4.14%, 12/15/13	USD	938	$663,575
	General Motors Corp. Secured Term Loan, 8%, 11/29/13		788	737,946

				1,401,521

Building Products - 1.9%	Building Materials Corp. of America Term Loan Advance, 3.063% - 5%, 2/22/14		743	626,198
	CPG International, Inc. Term Loan B, 5.32%, 2/28/11		4,565	3,195,729
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.25% - 6.75%, 4/06/13		1,431	732,359
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13		1,453	743,474

				5,297,760

Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan, 4.625% - 7.50%, 12/15/14		927	440,285

Chemicals - 1.9%	Flexsys Term Loan, 10.75%, 6/30/11		1,340	1,273,000
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		993	749,338
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (Second Lien), 7.54%, 7/30/15		5,500	2,768,332
	Solutia Inc. Loan, 7.25%, 2/28/14		636	512,119

				5,302,789

Diversified Telecommunication Services - 2.2%	Wind Finance Second Lien SA Euro Facility (Second Lien), 7.249% - 7.44%, 12/17/14	EUR	4,908	6,335,917

Electronics - 0.1%	First Data Corp. Initial Tranche B-1 Term Loan, 3.065% - 3.069%, 9/24/14	USD	350	256,594

Health Care Providers & Services - 1.5%	HCA Inc. Tranche A-1 Term Loan, 2.348%, 11/17/12		3,773	3,375,247
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		2,591	777,396

				4,152,643

Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan, 7.82%, 3/27/12		4,483	1,143,100

Independent Power Producers & Energy Traders - 1.9%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 3.819% - 3.821%, 10/10/14		327	222,961
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.821%, 10/10/14		1,880	1,294,421
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.821%, 10/10/14		5,418	3,702,861

				5,220,243

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value

Machinery - 0.9%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.160% - 3.569%, 1/19/12	USD	795	$662,974
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		2,185	1,822,135

				2,485,109

Media - 2.8%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		650	422,500
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,481	2,378,278
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 5.50% - 6.25%, 11/14/14		9,184	1,836,712
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 3% - 4.66%, 6/12/14		3,740	2,664,554
	NV Broadcasting, LLC Second Lien, 5.25%, 11/03/14 (e)(f)		1,750	17,500
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		700	698,250

				8,017,794

Oil, Gas & Consumable Fuels - 1.0%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,374	2,699,425

Paper & Forest Products - 0.7%	Georgia-Pacific LLC Term B Loan, 2.428% - 3.293%, 12/20/12		1,473	1,364,774
	NewPage Corp. Term Loan, 4.063% - 6%, 12/22/14		489	392,909
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		1,793	89,630

				1,847,313

Real Estate Management & Development - 0.2%	Realogy Corp. Initial Term B Loan, 4.177%, 10/10/13		597	414,889
	Realogy Corp. Synthetic LC, 0.165% - 3.15%, 10/10/13		189	131,381

				546,270

Transportation Infrastructure - 0.8%	SBA Telecommunications Term Loan, 1.994%, 11/01/10		2,536	2,257,372

	Total Floating Rate Loan Interests - 18.5%			51,905,642

Industry	Common Stocks	Shares

Chemicals - 0.0%	Wellman Holdings, Inc. (f)		2,499	625

Communications Equipment - 1.4%	Loral Space & Communications Ltd. (f)		123,724	3,815,648

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)		109,685	29,615
	SunPower Corp. Class B (f)		573	14,738

				44,353

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (f)		1,854	19

Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd. (b)(f)		208,741	295,262
	Ainsworth Lumber Co. Ltd. (f)		186,000	264,071
	Western Forest Products, Inc. (b)(f)		74,936	17,846
	Western Forest Products, Inc. (f)		74,889	17,835

				595,014

	Total Common Stocks - 1.5%			4,455,659

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Preferred Securities

		Par
Industry	Capital Trusts	(000)		Value

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(h)	USD	1,035	$905,615

	Total Capital Trusts - 0.3%			905,615

	Preferred Stocks (b)(h)	Shares

Diversified Financial Services - 0.2%	Preferred Blocker, Inc., 7%		880	371,168

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0% (d)		55,038	1

	Total Preferred Stocks - 0.2%			371,169

	Total Preferred Securities - 0.5%			1,276,784

	Warrants (i)

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		52,465	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		819	8

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)		62,894	1

Paper & Forest Products - 0.0%	MDP Acquisitions Plc (expires 10/01/13)		1,100	32,253

	Total Warrants - 0.0%			32,263

		Beneficial
		Interest
	Other Interests (j)	(000)

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		970	97

Media - 0.0%	Adelphia Escrow		1,250	125
	Adelphia Recovery Trust		1,568	6,271

				6,396

	Total Other Interests - 0.0%			6,493

	Total Long-Term Investments (Cost - $440,904,447) - 121.7%			342,133,662

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.535% (k)(l)	USD	2,198,042	2,198,042

	Total Short-Term Securities (Cost - $2,198,042) - 0.8%			2,198,042

	Total Investments (Cost - $443,102,489*) - 122.5%			344,331,704
	Liabilities in Excess of Other Assets - (22.5)%			(63,131,786)

	Net Assets - 100.0%			$281,199,918

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$443,930,962

Gross unrealized appreciation	$8,178,073
Gross unrealized depreciation	(107,777,331)

Net unrealized depreciation	$(99,599,258)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

(c)	Convertible security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate is as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempFund		2,198,042	$2,784
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(6,347,441)	$27,161

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation Depreciation

Black & Decker	2.93%	Goldman Sachs Bank USA	March 2014	USD	900	$(57,585)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	1,000	(163,435)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(197,245)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	1,200	(120,258)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	1,200	(96,484)
Tyson Foods Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	700	(66,402)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	400	17,846
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	800	(75,422)

Total						$(758,985)

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC+	USD	1,480	$(257,058)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	June 2010	CCC+	USD	5,920	(1,209,214)

Total							$(1,466,272)

[1] Using Standard and Poor’s ratings of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	117,500	USD	163,862	Citibank, NA	6/02/09	$2,244
USD	599,198	CAD	747,000	Citibank, NA	6/10/09	(85,073)
USD	15,164,874	EUR	11,131,500	Citibank, NA	7/15/09	(565,857)

Total						$(648,686)

•	Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
USD	US Dollar

BlackRock Corporate High Yield Fund V, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$6,357,794	—	—
Level 2	306,784,814	$20,090	$(2,894,033)
Level 3	31,189,095	—	—

Total	$344,331,703	$20,090	$(2,894,033)

* Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Assets

Balance, as of August 31, 2008	$3,743,479
Realized loss	(1,639,844)
Change in unrealized appreciation	4,545,893
Net sales	(5,243,316)
Net transfers in/out of Level 3	29,782,883

Balance as of May 31, 2009	$31,189,095

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 15, 2009